LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS [Abstract]
Schedule of long-term investments include the investments on common stocks
	Percentage of	in millions of
Name of investee	ownership	$
Renew Akshay Urja Private Limited	44%	13.0
HQC PR Solar Holdings LLC	49%	6.2
Others		1.5

Schedule of movement of the investments accounted under equity method
in millions of $	For the year ended December 31,
	2015	2016

At beginning of the year	-	17.1
Investment	16.9	6.6
Acquired in the Transaction	1.1	-
Share of losses of equity method investments	(0.6)	(0.9)
Effects of foreign currency translation	(0.3)	(2.1)

At end of the year	17.1	20.7